Biological Assets And Inventory - Schedule of Direct and Indirect Costs Related to Biological Assets and Inventory (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Consumables (insect control, fertilizers, soil) [member]
Disclosure Of Direct And Indirect Costs Related To Biological Assets And Inventory [line Items]
Percentage allocated to production costs	100.00%
Labour costs (including salaries and benefits) [member]
Disclosure Of Direct And Indirect Costs Related To Biological Assets And Inventory [line Items]
Percentage allocated to production costs	40.00%	70.00%
Percentage allocated to processing costs	30.00%	20.00%
Percentage allocated to operating expenses	30.00%	10.00%
Supplies and small tools [member]
Disclosure Of Direct And Indirect Costs Related To Biological Assets And Inventory [line Items]
Percentage allocated to production costs	80.00%
Percentage allocated to processing costs	20.00%
Utilities [member]
Disclosure Of Direct And Indirect Costs Related To Biological Assets And Inventory [line Items]
Percentage allocated to production costs	90.00%
Percentage allocated to processing costs	10.00%
Property taxes, amortization, security [member]
Disclosure Of Direct And Indirect Costs Related To Biological Assets And Inventory [line Items]
Percentage allocated to production costs	50.00%
Percentage allocated to processing costs	20.00%
Percentage allocated to operating expenses	30.00%
Packaging costs [member]
Disclosure Of Direct And Indirect Costs Related To Biological Assets And Inventory [line Items]
Percentage allocated to processing costs	100.00%